Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss (Detail) - Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Member] - EUR (€)
€ in Millions
	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Total Fair Value [Domain Member]
Breakdown by financial asset/liability category [Abstract]
Total net gains (losses) on financial assets/liabilities at fair value through profit or loss	€ 1,332	€ 2,926	€ 1,401
Trading Fair Value [Member]
Net Gains (Losses) on Financial Assets/Liabilities at Fair Value through Profit or Loss [Line Items]
Total Sales & Trading	3,209	5,200	4,150
Sales & Trading (equity)	407	1,142	588
Sales & Trading (FIC)	2,802	4,058	3,562
Other trading income	(3,157)	(1,826)	(3,603)
Total trading income	52	3,374	547
Non-Trading Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Debt securities	(77)
Equity securities	159
Loans and loan commitments	77
Deposits	27
Other non-trading finacial assets mandatory at fair value through profit and loss	26
Total net gains (losses) on non-trading financial assets mandatory at fair value through profit or loss	212
Designated Fair Value [Member]
Breakdown by financial assets/ liability category [Abstract]
Loans and loan commitments	7	(32)	(109)
Deposits	19	(30)	(28)
Breakdown by financial asset/liability category [Abstract]
Securities purchased/sold under resale/repurchase agreements	4	3	(3)
Securities borrowed/loaned	0	(1)	1
Long-term debt	1,118	(398)	303
Other financial assets/liabilities designated at fair value through profit or loss	(79)	10	691
Total net gains (losses) on financial assets/liabilities designated at fair value through profit or loss	€ 1,069	€ (448)	€ 854